Summary Prospectus February 1, 2010


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group



DWS STRATEGIC GOVERNMENT SECURITIES FUND






CLASS/Ticker    A   KUSAX    B   KUSBX    C   KUSCX    INST   KUSIX    S   KUSMX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information and other information about the fund online at https://www.dws-investments.com/ mutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 621-1048 (A, B, C), (800) 730-1313
(INST) and (800) 728-3337 (S) or asking your financial advisor. The prospectus and Statement of Additional Information, both dated February 1, 2010, as may be supplemented from time to time, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks high current income, liquidity and security of principal.



FEES AND EXPENSES OF THE FUND


These are the fees you may pay when you buy and hold shares in this fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 17) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (p. II-10).


SHAREHOLDER FEES (paid directly from your investment)


                                                A          B          C    INST      S
                                     ------------  ---------  ---------  ------  -----
Maximum sales charge (load) on pur-
chases, as % of offering price             2.75      None       None     None    None
------------------------------------       ----      --         --       ------  -----
Maximum contingent deferred sales
charge (load), as % of redemption
proceeds                               None(1)     4.00       1.00       None    None
------------------------------------   --------    ----       ----       ------  -----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                            A          B          C        INST           S
                                    ---------  ---------  ---------  ----------  ----------
Management fee                          0.32       0.32       0.32       0.32        0.32
-----------------------------------     ----       ----       ----       ----        ----
Distribution/service
(12b-1) fees                            0.23       0.99       1.00      None        None
-----------------------------------     ----       ----       ----      -----       -----
Other expenses (includes an admin-
istrative fee)                          0.26       0.46       0.27       0.25        0.32
-----------------------------------     ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                                0.81       1.77       1.59       0.57        0.64
-----------------------------------     ----       ----       ----      -----       -----
Less expense waiver/reimbursement       0.00       0.07       0.00       0.00        0.00
-----------------------------------     ----       ----       ----      -----       -----
NET ANNUAL FUND OPERATING
EXPENSES                                0.81       1.70       1.59       0.57        0.64
-----------------------------------     ----       ----       ----      -----       -----

(1) Investments of $250,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 0.50% if redeemed within 12 months of purchase.

The Advisor has contractually agreed through January 31, 2011 to waive and/or reimburse fund expenses so that the fund's total annual operating expenses will not exceed 1.70% for Class B shares. The agreement may only be terminated with the consent of the fund's Board and does not extend to extraordinary expenses, taxes, brokerage and interest expense.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for Class B shares) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C    INST       S
-------  --------  --------  --------  ------  ------
1        $ 355     $ 573     $ 262     $58     $65
--       -----     -----     -----     ---     ---
3          527       850       502     183     205
--       -----     -----     -----     ---     ---
5          712     1,153       866     318     357
--       -----     -----     -----     ---     ---
10       1,249     1,590     1,889     714     798
--       -----     -----     -----     ---     ---

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C    INST       S
-------  --------  --------  --------  ------  ------
1        $ 355     $ 173     $ 162     $58     $65
--       -----     -----     -----     ---     ---
3          527       550       502     183     205
--       -----     -----     -----     ---     ---
5          712       953       866     318     357
--       -----     -----     -----     ---     ---
10       1,249     1,590     1,889     714     798
--       -----     -----     -----     ---     ---

Class B converts to Class A after six years; the Example for Class B reflects lower fees incurred in Class A after this conversion.

PORTFOLIO TURNOVER

The fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, but are reflected in fund performance.


During the most recent fiscal year, the fund's portfolio turnover rate was 207% of the average value of its portfolio.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in securities backed by the full faith and credit of the US government, including related repurchase agreements (the "80% test"). Within the 80% test, the fund invests principally in Ginnie Maes (mortgage-backed securities issued or guaranteed by the Government National Mortgage Association (GNMA)), but may also invest in US Treasuries and other securities that are backed by the full faith and credit of the US government. Outside the 80% test, the fund may also invest in other debt and mortgage-backed securities, including securities that are issued by US government agencies or instrumentalities but are not backed by the full faith and credit of the US government.


MANAGEMENT PROCESS. In deciding which types of government bonds to buy and sell, portfolio management first considers the relative attractiveness of US Treasuries compared to other US government and agency securities and then determines allocations. Their decisions are generally based on a number of factors, including changes in supply and demand within the bond market.


In choosing individual bonds, portfolio management reviews each bond's fundamentals, compares the yields of shorter maturity bonds to those of longer maturity bonds and uses technical analysis to project prepayment rates and other factors that could affect a bond's attractiveness. Portfolio management may also adjust the duration (a measure of sensitivity to interest rate movements) of the fund's portfolio, based upon their analysis.


IGAP STRATEGY. In addition to the fund's policy of investing at least 80% of its assets in securities backed by the full faith and credit of the US government, portfolio management seeks to enhance returns by employing a proprietary tactical asset allocation overlay strategy called iGAP (integrated Global Alpha Platform), which attempts to take advantage of changes within global bond and currency markets. The iGAP strategy uses derivatives, (contracts whose value is based on, for example, indices, currencies or securities) in particular exchange-traded futures contracts on global bonds and over-the-counter forward currency contracts.


In employing the iGAP strategy, portfolio management intends to limit its use of derivatives to those that it considers to be liquid. In addition, because of the aggregation of the various long and short positions, portfolio management believes the iGAP strategy can potentially enhance the fund's returns over time without adding undue risk to the fund's profile.


For the purpose of complying with the 80% test, the fund does not use the notional value of a derivative instrument, but rather, uses the "mark-to-market" value (i.e., the unrealized net gain or loss on an open derivative instrument) of the derivative instrument. The "mark-to-market" value of a derivative instrument will not be treated as an investment in securities backed by the full faith and credit of the US government. By calculating the 80% test on the basis of "mark-to-market" value, rather than the notional value, of derivative instruments, the fund may invest a greater percentage of its assets in such derivative instruments than would otherwise be the case.


Although the fund's aggregate notional market exposure from derivatives employed as part of the iGAP strategy may equal up to 100% of the fund's assets, the fund normally limits the net notional value of all open iGAP related derivatives instruments, after aggregating the fund's long and short positions, to 20% of the fund's net assets. In addition, the net "mark-to-market" value of all open iGAP related derivatives instruments, plus any required initial margin payments, is normally expected to be less than 5% of the fund's net assets. There can be no assurance, however, that these limits will prevent the fund from incurring losses due to its use of iGAP related derivative instruments.



OTHER INVESTMENTS AND TECHNIQUES
--------------------------------------------------------------------------------

DERIVATIVES. The fund also may use various types of derivatives outside of the iGAP strategy, such as futures contracts, forward currency contracts, interest rate swaps, total return swaps and credit default swaps. It may use these for hedging, risk management or non-hedging purposes to seek to enhance potential gains. The fund may use derivatives as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs.

SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.

--------------------------------------------------------------------------------

MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)



                                       2
SUMMARY PROSPECTUS February 1, 2010   DWS Strategic Government Securities Fund

DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.


IGAP RISK. The success of the iGAP strategy depends, in part, on portfolio management's ability to analyze the correlation between various global markets and asset classes. If portfolio management's correlation analysis proves to be incorrect, losses to the fund may be significant and may substantially exceed the intended level of market exposure for the iGAP strategy.


As part of the iGAP strategy, the fund will be exposed to the risks of non-US currency markets, and global bond markets. Foreign currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the US or abroad. Global bond markets may also fluctuate for the same or similar reasons. As a result, the fund's exposure to foreign currencies and global bond markets could cause lower returns or even losses to the fund. Although portfolio management seeks to limit these risks through the aggregation of various long and short positions, there can be no assurance that they will be able to do so.



SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


CREDIT RISK. The fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal.


Some securities issued by US government agencies or instrumentalities are backed by the full faith and credit of the US government. Others are supported only by the credit of that agency or instrumentality. For this latter group, if there is a potential or actual loss of principal and interest of these securities, the US government might provide financial support, but has no obligation to do so.


For more about fund risks, including additional risk factors not discussed in this summary prospectus, see the fund's prospectus and Statement of Additional Information.

PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). As always, past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.



[GRAPHIC APPEARS HERE]






  10.39      7.23      8.14      1.97      3.61      2.42       3.86     5.79    4.89    7.75
    2000       2001    2002      2003      2004      2005      2006      2007    2008    2009




Best Quarter: 4.11% Q3 2001   Worst Quarter: -0.95%, Q2 2004

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2009 expressed as a %)

These returns include sales charges, if any. Performance of a broad-based index is shown for comparison. Indexes have no sales charges and cannot be invested in directly. After-tax returns (which are shown only for Class A and would be different for other classes) reflect the highest individual federal income tax rates in effect at the time, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Performance of Class B shares does not assume the conversion to Class A shares after six years.



                                CLASS          1          5         10
                            INCEPTION       YEAR      YEARS      YEARS   SINCE INCEPTION
                          -----------  ---------  ---------  ---------  ----------------
CLASS A before tax          10/1/79        4.79       4.34       5.28            -
-------------------------   -------        ----       ----       ----            -
  After tax on
  distributions()                          2.98       2.60       3.38            -
  After tax on distribu-
  tions, with sale                         3.09       2.67       3.36            -
------------------------- -------          ----       ----       ----            -
CLASS B before tax          5/31/94        3.79       3.81       4.63            -
-------------------------   -------        ----       ----       ----            -
CLASS C before tax          5/31/94        6.90       4.07       4.73            -
-------------------------   -------        ----       ----       ----            -
INST CLASS before tax        7/3/95        7.98       5.14       5.81            -
-------------------------   -------        ----       ----       ----            -
CLASS S before tax          7/29/05        7.94         -          -           5.45
-------------------------   -------        ----       ----       ----          ----
BARCLAYS CAPITAL
GNMA INDEX                                 5.37       5.59       6.30            -
------------------------- -------          ----       ----       ----          ----
  Class S inception                          -          -          -           5.95
------------------------- -------          ----       ----       ----          ----

Class S index comparison began on 7/31/05.

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SUMMARY PROSPECTUS February 1, 2010   DWS Strategic Government Securities Fund

BARCLAYS CAPITAL GNMA INDEX is an unmanaged market value-weighted measure of all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association.


MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


On January 26, 2010, the Advisor announced its intention to transition members of your fund's portfolio management team who are part of its Quantitative Strategies Group out of the Advisor into a separate independent investment advisory firm that is not affiliated with the Advisor. In order for the fund to continue to benefit from the investment expertise offered by the affected portfolio managers, the Advisor has recommended to the fund's Board of Trustees the approval of a sub-advisory agreement between the Advisor and the newly created investment advisory firm (the "Sub-Advisory Agreement"). The Sub-Advisory Agreement is subject to Board approval. If approved, the transition is expected to be completed during the second quarter of 2010.


PORTFOLIO MANAGER(S)

WILLIAM CHEPOLIS, CFA. Managing Director of Deutsche Asset Management and Co-Manager of the fund. Joined the fund in 2002.


MATTHEW F. MACDONALD. Director of Deutsche Asset Management and Co-Manager of the fund. Joined the fund in 2006.


ROBERT WANG. Managing Director of Deutsche Asset Management and Co-Manager of the fund. Joined the fund in 2008.


THOMAS PICCIOCHI. Director of Deutsche Asset Management and Co-Manager of the fund. Joined the fund in 2008.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                          AUTOMATIC
                                         UGMAS/          INVESTMENT
              NON-IRA            IRAS     UTMAS               PLANS
         ------------  --------------  --------  ------------------
A B C        1,000            500       1,000             500
-------      -----            ---       -----             ---
INST     1,000,000           N/A         N/A             N/A
-------  ---------           ----       -----            ----
S            2,500          1,000       1,000           1,000
-------  ---------          -----       -----           -----

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, there is no minimum initial investment for Class A, B, C and S shares and no minimum additional investment for Class A and S shares. Institutional Class shares also have no additional investment minimum. The minimum additional investment for all other instances is $50. The maximum Automatic Investment Plan investment is $250,000.

TO PLACE ORDERS


MAIL           First Investment         DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A, B or C shares: (800) 621-1048
                                        Class S shares: (800) 728-3337
                                        M - F 9 a.m. - 6 p.m. ET
                                        Institutional Class shares: (800) 730-1313
                                        M - F 8:30 a.m. - 6 p.m. ET
TDD LINE                                (800) 728-3006, M - F 9 a.m. - 6 p.m. ET


You can buy or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Effective March 1, 2010, Class B shares will be closed to new purchases, except for exchanges and the reinvestment of dividends. Institutional Class shares are generally available only to qualified institutions. Class S shares are generally available only to existing Class S shareholders.



TAX INFORMATION


The fund's distributions (dividend distributions are expected to be paid monthly and capital gains distributions are expected to be paid annually) are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


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SUMMARY PROSPECTUS February 1, 2010   DWS Strategic Government Securities Fund
DSGSF-SUM